Customer Deposits - Narrative (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Deposits [Abstract]
Customer deposits	$ 97,782,000		$ 11,800,000
Deposits, FSCS insured amount	113,800	£ 85,000.0
Deposits over the insured amount	$ 22,100,000